Convertible Notes at Net Carrying Value at Date of Issuance (Detail)	Nov. 24, 2015 CNY (¥)	Nov. 24, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Nov. 24, 2015 USD ($)
Debt Instrument [Line Items]
Fair value allocated to warrants (Note 22)	¥ 57,300,000		¥ 64,414,941	$ 9,943,953	$ 8,800,000
Beneficial conversion feature	52,679,692	$ 8,112,556
12% Convertible Senior Notes Due 2018
Debt Instrument [Line Items]
Principle Amount	260,068,680				40,050,000
Fair value allocated to warrants (Note 22)	57,285,780				8,821,883
Beneficial conversion feature	52,679,692	$ 8,112,556
Issuance Cost	20,779,520				3,200,000
Net carrying value	¥ 129,323,688		¥ 131,900,000	$ 20,300,000	$ 19,915,561